Operations of the Bank	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Operations of the Bank
2.	OPERATIONS OF THE BANK

2.1.	Agreement with the Misiones Provincial Government

The Bank and the Misiones Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a five-year term since January 1, 1996, as the Provincial Government’s exclusive financial agent, as well as revenue collection and obligation payment agent.

On November 25, 1999, and December 28, 2006, extensions to such agreement were agreed upon, making it currently effective through December 31, 2019. Additionally, on October 1, 2018, the above-mentioned agreement was extended for a ten-year term beginning on January 1, 2020, and being effective through December 31, 2029.

As of December 31, 2018 and 2017 and January 1, 2017, the deposits held by the Misiones Provincial Government with the Bank amounted to 5,540,994, 4,806,385 and 4,598,606 (including 430,545, 491,707 and 257,239 related to court deposits), respectively.

2.2.	Agreement with the Salta Provincial Government

The Bank and the Salta Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year term since March 1, 1996, as the Provincial Government’s exclusive financial agent, as well as revenue collection and obligation payment agent.

On February 22, 2005, and August 22, 2014, extensions to such agreements were agreed upon, making it currently effective through February 28, 2026.

As of December 31, 2018 and 2017 and January 1, 2017, the deposits held by the Salta Provincial Government with the Bank amounted to 2,630,532, 1,341,021 and 2,470,379 (including 644,863, 677,029 and 682,028 related to court deposits), respectively.

2.3.	Agreement with the Jujuy Provincial Government

The Bank and the Jujuy Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year term since January 12, 1998, as the Provincial Government’s exclusive financial agent, as well as revenue collection and obligation payment agent.

On April 29, 2005 and July 8, 2014, extensions to such agreement were agreed upon, making it currently effective through September 30, 2024.

As of December 31, 2018 and 2017 and January 1, 2017, the deposits held by the Jujuy Provincial Government with the Bank amounted to 1,387,236, 6,864,315 and 2,911,807 (including 436,972, 473,684 and 467,312 related to court deposits), respectively.

2.4.	Banco del Tucumán SA

Banco del Tucumán SA acts as an exclusive financial agent and as revenue collection and obligation payment agent of the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena. The services agreements with the Provincial and Municipalities Governments are effective through years 2031, 2023 and 2020, respectively.

On July 4, 2018 the legislative body of the province of Tucumán enacted, into law a bill issued by the provincial executive, authorizing the sale of the shares held by such province in Banco de Tucumán SA to Banco Macro SA as well as the continuity as a provincial finance agent for an additional period of ten years from the expiration of the contract, and if applicable, the possibility of merging both entities.

On August 10, 2018, the province of Tucumán transferred to Banco Macro SA, 43,960 Class B common registered nonendorsable shares, with a face value of Ps. 100 each one and entitled to one vote, which is equivalent to 10% of its common stock and votes. For this transaction, the Bank paid 524,781. In addition, the Bank acquired from an individual shareholder 59 shares for an amount of 350.

This transaction was registered in the Bank’s shareholders’ equity, derecognizing, at the carrying amount, the non-controlling interest. The difference between the adjustment of the controlling andnon-controlling interests and the fair value of the consideration paid was registered in retained earnings.

On the other hand, on April 30, 2019, the Shareholders’ Meeting of Banco Macro SA decided, among other issues, to approved a preliminary merger agreement, whereby Banco Macro SA will incorporate with retroactive effect to January 1, 2019 Banco del Tucumán SA on the basis of the separate financial statements of each of the companies as of December 31, 2018 and of the special consolidated financial statement of merger status as of same date. The exchange ratio has been agreed at 0.65258 ordinary shares of Banco Macro SA for each face value $ 1 of common share of Banco del Tucumán SA. Therefore, the minority shareholders of Banco del Tucumán SA will be entitled to receive at 0.65258 common shares of Banco Macro SA, for each face value $ 1 of ordinary shares they hold in the capital of Banco del Tucumán SA.

Consequently, Banco Macro, as the incorporating company, will increase its capital by 15,662 shares, from 669,663 to 669,679 all subject to the approvals of the corresponding agencies.

As of December 31, 2018 and 2017 and January 1, 2017, the deposits held by the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena with Banco del Tucumán SA amounted to 6,047,312, 2,825,643 and 4,515,056 (including 1,890,398, 1,810,125 and 1,738,785 related to court deposits), respectively.